Share-Based Compensation - Assumptions Used to Estimate Fair Value of Stock Options (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Expected volatility	60.00%	60.00%	60.00%
Expected life in years	6 years 2 months 16 days	6 years 3 months	6 years 3 months
Risk free rate, minimum	0.67%	1.10%
Risk-free rate, maximum	1.15%	2.50%
Risk free rate			2.50%
Expected dividends	0.00%	0.00%	0.00%